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1933 Act Rule 485(a)(2)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

December 29, 2010

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Variable Insurance Trust
File Nos. 002-73024 and 811-03213

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 142, Amendment No. 143 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed pursuant to Rule 485(a) to register the shares of NVIT Income Bond Fund, a new series of the Trust:.

In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:

•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

U.S. Securities and Exchange Commission

December 29, 2010

The Registrant is requesting that the Amendment be effective on March 14, 2010 pursuant to Rule 485(a)(2) under the 1933 Act. Please direct any inquiries regarding this filing to the attention of Prufesh Modhera, Esquire at (202) 419-8417 or in his absence to Christopher Zimmerman, Esquire at (202) 419-8402.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong, Esquire